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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended 03-31-10

If amended report check here:      | |                    Amendment Number:____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Capital Counsel LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

527 Madison Avenue, 19th Fl.             New York            NY	10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-05779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Terence Greene                  Member & Secretary                  212-350-4520
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


						Terence S. Greene
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

						New York, NY  05-11-10
                                      ------------------------------------------
                                              (Place and Date of Signing)




Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: $879393
                                         (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM                           COM              885535104      220    28644 SH       Sole                    28644
3M                             COM              88579Y101     2348    28096 SH       Sole                    28096
AMGEN                          COM              031162100      497     8300 SH       Sole                     8300
APPLE COMPUTER                 COM              037833100      470     2000 SH       Sole                     2000
ATS CORP                       COM              00211E104      186    60862 SH       Sole                    60862
AUTOMATIC DATA PROCESSING      COM              053015103    55643  1251239 SH       Sole                  1251239
BAKER HUGHES                   COM              057224107      710    15156 SH       Sole                    15156
BERKSHIRE HATHAWAY CL A        COM              084670108     2071       17 SH       Sole                       17
C H ROBINSON WORLDWIDE         COM              12541W209    64990  1163646 SH       Sole                  1163646
CENOVUS ENERGY INC             COM              15135U109    23125   882293 SH       Sole                   882293
CISCO SYS                      COM              17275R102      459    17622 SH       Sole                    17622
CME GROUP                      COM              12572Q105    64776   204916 SH       Sole                   204916
COCA COLA                      COM              191216100     4768    86698 SH       Sole                    86698
DANAHER                        COM              235851102     1950    24398 SH       Sole                    24398
DISNEY WALT                    COM              254687106      278     7970 SH       Sole                     7970
DONALDSON                      COM              257651109    44718   991085 SH       Sole                   991085
ENCANA                         COM              292505104    34493  1111598 SH       Sole                  1111598
EXPRESS SCRIPTS                COM              302182100   106415  1045746 SH       Sole                  1045746
EXXON MOBIL                    COM              30231G102    43450   648698 SH       Sole                   648698
GEN-PROBE INC                  COM              36866T103     9360   187200 SH       Sole                   187200
GENERAL ELECTRIC               COM              369604103      663    36440 SH       Sole                    36440
GILEAD SCIENCES                COM              375558103     1932    42500 SH       Sole                    42500
GLOBAL PAYMENTS INC            COM              37940X102    45304   994610 SH       Sole                   994610
HUBBELL CLASS B                COM              443510201      465     9222 SH       Sole                     9222
IDEXX LABS                     COM              45168d104    21546   374380 SH       Sole                   374380
INTEL                          COM              458140100    18971   851116 SH       Sole                   851116
INTL BUSINESS MACHINES         COM              459200101     1482    11555 SH       Sole                    11555
JOHNSON & JOHNSON              COM              478160104     7917   121422 SH       Sole                   121422
LEUCADIA NATIONAL              COM              527288104      511    20600 SH       Sole                    20600
MAXIM INTERGRATED PRODS        COM              57772K101      380    19602 SH       Sole                    19602
MERCK & CO INC NEW             COM              58933Y105     9720   260251 SH       Sole                   260251
METTLER - TOLEDO INTL          COM              592688105    42660   390661 SH       Sole                   390661
PATTERSON COMPANIES            COM              703395103    27538   886906 SH       Sole                   886906
PEPSICO                        COM              713448108    47867   723511 SH       Sole                   723511
PFIZER                         COM              717081103      759    44231 SH       Sole                    44231
PROCTER & GAMBLE               COM              742718109     1790    28295 SH       Sole                    28295
SCHLUMBERGER LTD               COM              806857108      520     8190 SH       Sole                     8190
SGS SA                         COM              482477007     5560     4025 SH       Sole                     4025
STATE STREET                   COM              857477103      668    14800 SH       Sole                    14800
STRYKER                        COM              863667101    34325   599880 SH       Sole                   599880
TECHNE CORP                    COM              878377100    30818   484705 SH       Sole                   484705
VARIAN MEDICAL SYSTEMS         COM              92220P105    54509   985158 SH       Sole                   985158
VERISK ANALYTICS INC-CL A      COM              92345y106    21380   758150 SH       Sole                   758150
WESTERN UNION                  COM              959802109     1296    76400 SH       Sole                    76400
WHITING PETE                   COM              966387102      748     9250 SH       Sole                     9250
XILINX                         COM              983919101     1224    48000 SH       Sole                    48000
SSGA CASH MGMT EURO FD GLBL SH                  034113902      368 271719.180SH      Sole               271719.180
BP PLC ADR                     ADR              055622104      242     4246 SH       Sole                     4246
ROYAL DUTCH SHELL PLC-ADR A    ADR              780259206      320     5533 SH       Sole                     5533
SAP AKTIENGESELLSCHAFT ADR     ADR              803054204      367     7625 SH       Sole                     7625
SGS SA ADR                     ADR              818800104    35932  2605670 SH       Sole                  2605670
PUT ON ESRX @ 100 11/20/2010                    6WV99A976      254    30000 SH       Sole                    30000
PUT ON ESRX @ 100 5/22/2010                     3VA99D903      107    30000 SH       Sole                    30000
PUT ON ESRX @ 100 8/21/2010                     6WV99A513      323    50000 SH       Sole                    50000
REPORT SUMMARY                 54 DATA RECORDS              879393            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


